Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 179,600,000.00
Total Fee Amount	24,802.76
Total Offset Amount	0.00
Net Fee	$ 24,802.76
Offering Table N/A
Offset Table N/A	N/A